State Street SPDR SP 500 ESG ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
State Street SPDR SP 500 ESG ETF | State Street SPDR SP 500 ESG ETF
Prospectus [Line Items]
Annual Return [Percent]	23.86%	27.85%	(17.75%)	31.58%